Other disclosures - Solvency information (Details)	Jan. 01, 2025	Jun. 30, 2025	Dec. 31, 2024
IFRS Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 phase-in percentage		12.98%	12.78%
Tier 1 phase in capital ratio		14.52%	14.44%
Total phase-in capital		17.22%	17.39%
Minimum
IFRS Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 phase-in percentage		9.65%
Pillar 1 percentage		4.50%
Pillar 2 percentage		0.98%
Capital conservation buffer, percentage		2.50%
Globally Systemically Important Entity percentage		1.25%
Percentage of anti cyclical buffer on common equity Tier1 capital		0.38%
Tier 1 phase in capital ratio		11.47%
Total phase-in capital		13.91%
Minimum | Capital Requirement
IFRS Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier one capital, systematic risk requirement	0.04%